Related parties	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related parties
Related parties
Identity of related parties
The Group has a related party relationship with its subsidiaries (see Note 24) and equity-accounted investees (see Note 26) and with its directors and executive officers (see Note 23).
Transactions with key management personnel
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2019	2018	2017
Total remuneration	1,101	1,035	1,015

The Nomination and Remuneration Committee annually reviews the remuneration of the members of the Executive Committee. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2019	2018	2017
Total fixed remuneration	1,579	1,231	1,176
of which
Cost of pension	80	39	35
Other benefits	81	75	58

Total variable remuneration	2,424	1,153	1,331
of which
Share-based payments	1,403	299	597

All amounts mentioned refer to the Executive Committee in its official composition throughout 2019.
The remuneration of the CEO can be summarized as follows:

(2019 in thousands of EUR, 2018 & 2017 in thousands of GBP)	2019	2018	2017
Total fixed remuneration	5,754	537	407
of which
Cost of pension	7.4	—	—
Other benefits	26	40	13

Total variable remuneration	786	1,866	528
of which
Share-based payments	786	118	233

On February 12, 2015, the board of directors granted 236,590 options and 65,433 restricted stock units within the framework of a long term incentive plan. Vested stock options may be exercised until 13 years after the grant date. As of December 31, 2019, all the stock options remained outstanding but all RSUs were exercised in 2018 (see Note 14 and 23).
On February 2, 2016, the board of directors granted 54,616 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the Company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary and one-third was vested on the third anniversary (see Note 14 and 23).
On February 9, 2017 the board of directors granted 66,449 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary (see Note 14 and 23).
On February 16, 2018 the board of directors granted 154,432 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award (see Note 14 and 23).
On January 8, 2019 the board of directors granted 1,200,000 phantom stock units within the framework of a transaction based incentive plan ("TBIP"). After the resignation of the former CEO, 400,000 phantom stock units were waived. The contractual term of the TBIP offer is five years. A first tranche of 12% of the total number of phantom stock units vests on the date on which the Fair Market Value ("FMV") reaches $12 (decreased with the amount of dividend paid since grant, if any). A second tranche (16%) vests on the date the FMV reaches $14 (decreased with the amount of dividend paid since grant, if any), a third tranche (25%) vests on the date the FMV reaches $16 (decreased with the amount of dividend paid since grant, if any) and the final tranche (44%) vests on the date the FMV reaches $18 (decreased with the amount of dividend paid since grant, if any) (see Note 14 and 23). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date.
Relationship with CMB
In 2004, Euronav split from Compagnie Maritime Belge (CMB). CMB renders some administrative and general services to Euronav. In 2019 CMB invoiced a total amount of $1,336 (2018: $1,151 and 2017: $34,928).
In 2019, Euronav started up a project to develop software with CMB Technology to monitor fuel consumption performance of the Euronav fleet.

The Group purchased IMO 2020 compliant bunker fuel (low sulfur fuel oil) for future use by its vessels. A ruling was granted to include this activity under the tonnage tax regime. This ruling also provided that physical swaps can be executed. Discussions were started in 2019 to enter into such fuel swaps with the CMB Group. In 2019, one swap was entered into for 1,361 tons.

Properties
The Group leases office space in Belgium from Reslea N.V., an entity jointly controlled by CMB. Under this lease, the Group paid an annual rent of $290,858 in 2019 (2018: $185,326 and 2017: $179,079). This lease expires on August 31, 2021.
The Company subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to a sublease agreement, dated 25 September 2014, with Tankers (UK) Agencies Limited, a 50-50 joint venture with International Seaways. Under this sublease, the Company received in 2019 a rent of $216,750 (2018: $227,089 and 2017: $218,894). This sublease expires on April 27, 2023.
Registration Rights
On January 28, 2015 the Group entered into a registration rights agreement with companies affiliated with our former Chairman,
Peter Livanos, or the Ceres Shareholders, and companies affiliated with our former Vice Chairman, Marc Saverys, or the Saverco Shareholders. At December 31, 2019, Peter Livanos was no longer a shareholder of the Company.

Pursuant to the registration rights agreement, each of the Saverco Shareholders as a group were able to piggyback on the others’ demand registration. The Saverco Shareholders were only treated as having made their request if the registration statement for such shareholder group’s shares was declared effective. Once Euronav is eligible to do so, commencing 12 calendar months after the Ordinary Shares had been registered under the Exchange Act, the Saverco Shareholders could require Euronav to file shelf registration statements permitting sales by them of ordinary shares into the market from time to time over an extended period. The Saverco Shareholders could also exercise piggyback registration rights to participate in certain registrations of ordinary shares by Euronav. All expenses relating to the registrations, including the participation of Euronav's executive management team in two marketed roadshows and a reasonable number of marketing calls in connection with one-day or overnight transactions, can be borne by Euronav. The registration rights agreement also contained provisions relating to indemnification and contribution. There were no specified financial remedies for non-compliance with the registration rights agreement. At December 31, 2019, no rights were exercised by any of the parties under the registration rights agreement.
Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions (see below and Note 26).
On November 19, 2019, the Group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture acquired one Suezmax vessel. The JVs, Bari Shipholding Ltd and Bastia Shipholding Ltd, entered into various agreements including a secured term loan for $36.7 million and revolving credit for $3.0 million with Euronav Hong Kong as lender, a commercial management service with Euronav NV and a technical management service with Ridgebury.
Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2018
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	66	25	28,665	381	—
TI Asia Ltd	79	—	—	381	—
Tankers Agencies (UK) Ltd	—	70	—	—	—
Tankers International LLC	46	—	—	—	—
Total	191	95	28,665	762	—

As of end for the year ended December 31, 2019
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	227	—	23,215	390	—
TI Asia Ltd	90	—	—	390	12,600
Bari Shipholding Ltd	265	211	18,390	13	—
Bastia Shipholding Ltd	301	96	18,773	25	—
Tankers Agencies (UK) Ltd	—	132	—	—	—
Total	883	439	60,379	818	12,600

Guarantees
The Group provided guarantees to financial institutions that provided credit facilities to joint ventures of the Group. As of December 31, 2019, the total amount outstanding under these credit facilities was $139.2 million, of which the Group guaranteed 69.6 million (see Note 26).